Board Remuneration (Schedule Of Outstanding Options To Purchase ASM International N.V. Common Shares) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 ASM International N.V. [Member]	Dec. 31, 2012 2003 [Member]	Dec. 31, 2012 2003 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2007 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2007 [Member] A.H. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2007 [Member] J.F.M. Westendorp [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2008 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2009 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2009 [Member] J.F.M. Westendorp [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2010 [Member] P.A.M. Van Bommel [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2011 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2011 [Member] P.A.M. Van Bommel [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2012 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2012 [Member] P.A.M. Van Bommel [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2012 2007 & 2008 [Member]	Dec. 31, 2012 2009 & 2010 [Member]	Dec. 31, 2012 2011 & 2012 [Member]	Jan. 25, 2013 Subsequent Event [Member] 2003 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options outstanding, beginning balance (in shares)		482,983,000		20,000,000	[1],[2]	19,645,000	[3]	52,886,000	[3]	22,452,000	[3]	125,000,000	[3]	50,000,000	[4]	40,000,000	[4]	25,000,000	[4]	75,000,000	[5]	53,000,000	[5]	0	[5]	0	[5]
Number of options granted (in shares)	1,950,300	100,000,000		0	[1],[2]	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]	0	[4]	0	[5]	0	[5]	60,000,000	[5]	40,000,000	[5]
Exercised (in shares)	(328,000)	0		0	[1],[2]	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]	0	[4]	0	[5]	0	[5]	0	[5]	0	[5]
Number of options outstanding, ending balance (in shares)		582,983,000		20,000,000	[1],[2]	19,645,000	[3]	52,886,000	[3]	22,452,000	[3]	125,000,000	[3]	50,000,000	[4]	40,000,000	[4]	25,000,000	[4]	75,000,000	[5]	53,000,000	[5]	60,000,000	[5]	40,000,000	[5]
Exercise price (in euro per share)				€ 11.35	[1],[2]	€ 19.47	[3]	€ 19.47	[3]	€ 19.47	[3]	€ 12.71	[3]	€ 15.09	[4]	€ 15.09	[4]	€ 16.27	[4]	€ 22.33	[5]	€ 22.33	[5]	€ 27.04	[5]	€ 27.04	[5]				$ 29.04
Options outstanding, contractual life	7 years		10 years																									8 years	8 years	7 years
Options exercisable, contractual life	7 years		5 years																									3 years
Options vesting period	3 years																												3 years	3 years
Maximum percentage of options granted																												150.00%

[1]	These options have been exercised on January 25, 2013 at a share price of €29.04.
[2]	These options are granted for a term of ten years, and became exercisable in equal parts over a five year period.
[3]	These options are conditional. A percentage-not exceeding 150%-of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years
[4]	These options are granted for a term of eight years, and become exercisable after a 3 year vesting period.
[5]	These options are granted for a term of seven years and become exercisable after a 3 year vesting period.